Capital Ratios and Dividend Restrictions	12 Months Ended
Dec. 31, 2011
Capital Ratios and Dividend Restrictions [Abstract]
Capital Ratios and Dividend Restrictions
Note 16 - Capital Ratios and Dividend Restrictions

The Subsidiary Banks' primary regulators have adopted capital requirements that specify the minimum capital level for which no prompt corrective action is required.  In addition, the FDIC has adopted FDIC insurance assessment rates based on certain “well-capitalized” risk-based and equity capital ratios.  Failure to meet minimum capital requirements can result in the initiation of certain actions by the regulators that, if undertaken, could have a material effect on the Company's and the Subsidiary Banks' financial statements.  As of December 31, 2011, the Company and the Subsidiary Banks were categorized as well-capitalized under the regulatory framework for prompt corrective action in the most recent notification from the FDIC.  Bryan has agreed with its primary regulator to maintain a Tier 1 Leverage Ratio of not less than 8.00 percent and was in conformity with the requirement at December 31, 2011.  Savannah has agreed with its primary regulator to maintain a Tier 1 Leverage Ratio of not less than 8.00 percent and a Total Risk-based Capital Ratio of not less than 12.00 percent and is currently in conformity with the agreement.

On March 1, 2012, Bryan entered into a Consent Order (“Order”) with the FDIC and the Georgia Department of Banking and Finance (“GDBF”) requiring Bryan to implement a number of actions to address identified deficiencies.  The Order also includes a capital article that requires Bryan to maintain a Tier 1 Leverage Ratio of not less than 8.00 percent and a Total Risk-based Capital Ratio of not less than 10.00 percent.  As a result of this capital article, Bryan is automatically classified as an “adequately capitalized” for regulatory purposes and is prohibited from certain practices by the regulatory authorities and subject to certain restrictions.

Banking regulation restrict the amount of cash dividends that the Subsidiary Banks may pay without obtaining regulatory approval , subject to maintaining adequate capital ratios.  Based upon these regulatory restrictions and the agreements made with the Subsidiary Banks' primary regulators, there are no cash dividends available to the Company from the Subsidiary Banks at December 31, 2011.  As of December 31, 2011, the Company has agreed with its primary regulator to obtain approval prior to paying or declaring any dividends.

Management believes that the Company and the Subsidiary Banks meet all capital adequacy requirements to which they are subject as of December 31, 2011.  The following tables show the capital amounts and ratios for the Company and the Subsidiary Banks at December 31, 2011 and 2010:

($ in thousands)	Company		Savannah		Bryan
	2011	2010	2011	2010	2011	2010
Qualifying Capital
Tier 1 capital	$ 81,697	$ 87,623	$ 62,451	$ 64,193	$ 19,416	$ 21,294
Total capital	90,845	97,589	69,191	71,450	21,691	23,826
Leverage Ratios
Tier 1 capital to average assets	8.37%	8.12%	8.63%	7.97%	8.01%	8.20%
Risk-based Ratios
Tier 1 capital to risk-weighted assets	11.36%	11.13%	11.74%	11.18%	10.82%	10.67%
Total capital to risk-weighted assets	12.63%	12.40%	13.01%	12.44%	12.09%	11.93%

		Well-
Required Regulatory Capital Ratios:	Minimum	Capitalized
Tier 1 capital to average assets	4.00%	5.00%
Tier 1 capital to risk-weighted assets	4.00%	6.00%
Total capital to risk-weighted assets	8.00%	10.00%